Accrued Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities [Abstract]
Reserve for standby letter of credit		$ 750,000
Accrued employment costs	380,903	185,567
Aircraft maintenance reserves	37,050	110,000
Board fees	104,833	34,833
Other	389,528	233,570
Total	$ 912,314	$ 1,313,970